Principal components of our net liability representing deferred income tax balances (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards, Expiration Dates	2025
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 2.0	$ 2.4
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	1.0	3.5
Limitations On Use Operating Loss Carryforwards	$ 3.2